Notes to the consolidated statements of income - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Tax
Total deferred tax assets	€ 490,553	€ 764,995
Total deferred tax liabilities	642,925	1,135,522
Net deferred tax liabilities	(152,372)	(370,527)
Trade accounts receivable
Deferred Income Tax
Total deferred tax assets	19,821	11,899
Total deferred tax liabilities	18,171	25,121
Inventories
Deferred Income Tax
Total deferred tax assets	56,672	63,932
Total deferred tax liabilities	7,401	6,838
Intangible assets
Deferred Income Tax
Total deferred tax assets	6,925	7,366
Total deferred tax liabilities	410,941	670,134
Property, plant and equipment and other non current assets
Deferred Income Tax
Total deferred tax assets	60,186	61,369
Total deferred tax liabilities	97,779	147,357
Provisions and other liabilities
Deferred Income Tax
Total deferred tax assets	116,045	337,766
Total deferred tax liabilities	6,714	49,809
Pension liabilities
Deferred Income Tax
Total deferred tax assets	80,868	109,234
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards
Deferred Income Tax
Total deferred tax assets	118,994	130,954
Derivatives
Deferred Income Tax
Total deferred tax assets	2,215	5,487
Total deferred tax liabilities	2,480	9,822
Compensation expense related to stock options
Deferred Income Tax
Total deferred tax assets	16,933	13,463
Insurance recoveries
Deferred Income Tax
Total deferred tax liabilities		82,336
Other
Deferred Income Tax
Total deferred tax assets	11,894	23,525
Total deferred tax liabilities	€ 99,439	€ 144,105